Average Annual Total Returns - A C I Shares - JPMorgan Access Growth Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	ACCESS GROWTH COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	ACCESS GROWTH COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	ACCESS GROWTH COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Past 1 Year	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Past 5 Years	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Past 10 Years	BLOOMBERG GLOBAL AGGREGATE INDEX - HEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG GLOBAL AGGREGATE INDEX - HEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG GLOBAL AGGREGATE INDEX - HEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	6.39%	7.97%	5.64%	4.60%	6.58%	4.38%	4.67%	5.96%	4.15%	9.84%	8.45%	5.71%	11.70%	9.27%	6.41%	13.88%	10.42%	7.76%	15.90%	12.19%	9.87%	5.58%	4.49%	4.18%	18.40%	15.22%	13.88%